Note 10 - Related Party Transactions - HighPeak II Results of Operations (Details) - USD ($) $ in Thousands	3 Months Ended				4 Months Ended		6 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Aug. 21, 2020	Sep. 30, 2019	Dec. 31, 2019
Total operating revenues	$ 48,270		$ 944		$ 16,400		$ 73,987	$ 5,567	$ 8,223		$ 8,115
Oil and natural gas production	4,692		1,814		2,653		6,919	4,203	4,870		3,372
Production and ad valorem taxes	2,543		94		886		4,207	402	566		449
Exploration and abandonment	463		1		5,032		654	4	4		2,850
Depletion, depreciation and amortization	16,857		1,735		9,877		29,820	5,091	6,385		4,269
Accretion of discount on asset retirement obligations	37		35		51		72	69	89		72
Total operating costs and expenses	27,232		5,091		37,050		47,037	14,042	16,754		19,694
Loss from operations	21,038		(4,147)		(20,650)		26,950	(8,475)	(8,531)		(11,579)
Net loss	5,743	$ 4,744	(4,147)	$ (80,831)	(16,429)		10,487	(84,978)	(85,034)		(11,579)
Crude Oil Sales [Member]
Total operating revenues	46,985		938		15,988		71,855	5,462	8,069		7,849
Natural Gas and NGL Sales [Member]
Total operating revenues	$ 1,285		$ 6		$ 412		$ 2,132	$ 105	$ 154		$ 266
HighPeak II [Member]
Total operating revenues						$ 3,858				$ 942
Oil and natural gas production						1,578				1,190
Production and ad valorem taxes						188				59
Exploration and abandonment						33				756
Depletion, depreciation and amortization						1,612				650
Accretion of discount on asset retirement obligations						34				86
General and administrative										2,891
Total operating costs and expenses						9,604				6,754
Loss from operations						(5,746)				(5,812)
Interest income										107
Net loss						(5,746)				(5,705)
HighPeak II [Member] | Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member]
Abandoned project										1,122
HighPeak II [Member] | Crude Oil Sales [Member]
Total operating revenues						3,695				719
HighPeak II [Member] | Natural Gas and NGL Sales [Member]
Total operating revenues						$ 163				$ 223